Leases (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning	$ 2,469,580	$ 2,338,392
Additions	493,208	483,507
Extensions	44,083	86,678
Modifications	29,239	27,885
Disposals	(56,466)	(56,912)
Foreign currency conversion	51	(35)
Depreciation of right of use assets	(448,570)	(409,935)	$ (362,015)
Right-of-use assets, ending	2,531,125	2,469,580	2,338,392
Aircraft [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning	2,397,755	2,272,163
Additions	487,583	460,120
Extensions	44,083	81,317
Modifications	29,462	(480)
Disposals	(47,321)	(31,130)
Depreciation of right of use assets	(425,015)	(384,235)
Right-of-use assets, ending	2,486,547	2,397,755	2,272,163
Aircraft Spare Engines [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning	24,230	29,488
Extensions		5,361
Modifications		27,175
Disposals	(8,991)	(25,782)
Depreciation of right of use assets	(8,110)	(12,012)
Right-of-use assets, ending	7,129	24,230	29,488
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning	47,595	36,741
Additions	5,625	23,387
Modifications	(223)	1,190
Disposals	(154)
Foreign currency conversion	51	(35)
Depreciation of right of use assets	(15,445)	(13,688)
Right-of-use assets, ending	$ 37,449	$ 47,595	$ 36,741